FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company file number: 811-03070

Hilliard-Lyons Government Fund, Inc.

(Exact Name of Registrant as specified in the charter)

Hilliard Lyons Center, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

Joseph C. Curry, Jr.	William G. Strench
Hilliard-Lyons Government Fund, Inc.	Frost Brown Todd LLC
P.O. Box 32760	400 West Market St., 32nd floor
Louisville, KY 40232-2760	Louisville, KY 40202-3363

(Name and address of agents for service)

Date of Fiscal Year End: August 31

Date of reporting period: July 1, 2004 through June 30, 2005

The Fund held no securities during the period covered by the report in which there was a securityholder vote. Accordingly, there is no proxy vote to report.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By:	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: August 16, 2005